Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Segments	Dec. 31, 2020 USD ($) Segments	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments	2	2
Revenue	¥ 20,581,170	$ 3,180,376	¥ 18,016,085	¥ 16,263,248
One customer group [member]
Disclosure of operating segments [line items]
Revenue	¥ 6,018,200	$ 930,000	¥ 5,205,500	¥ 4,463,900